Income taxes - Summary of Changes in Deferred Tax (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Deferred tax assets and liabilities [abstract]
Total deferred taxes recognized	R$ (2,421,357)	R$ (1,478,210)
Tax loss and negative basis
Deferred tax assets and liabilities [abstract]
Beginning balance	2,259,372	3,644,051
Credited / charged in the profit or loss	108,790	(1,343,586)
Other comprehensive income
Zero litigation		(41,093)
Business combination
Transfers
Ending balance	2,368,162	2,259,372
Post- employment obligations
Deferred tax assets and liabilities [abstract]
Beginning balance	128,046	150,336
Credited / charged in the profit or loss	1,892	(22,290)
Other comprehensive income
Zero litigation
Business combination
Transfers
Ending balance	129,938	128,046
Provisions
Deferred tax assets and liabilities [abstract]
Beginning balance	1,093,628	1,045,267
Credited / charged in the profit or loss	172,605	5,398
Other comprehensive income
Zero litigation
Business combination	(43,475)	42,963
Transfers
Ending balance	1,222,758	1,093,628
Leases
Deferred tax assets and liabilities [abstract]
Beginning balance	312,402	161,840
Credited / charged in the profit or loss	(76,124)	4,990
Other comprehensive income		145,572
Zero litigation
Business combination
Transfers
Ending balance	236,278	312,402
Unrealized gains on derivatives
Deferred tax assets and liabilities [abstract]
Beginning balance	390,622	823,286
Credited / charged in the profit or loss	305,488	(433,630)
Other comprehensive income		966
Zero litigation
Business combination
Transfers
Ending balance	696,110	390,622
Intangible assets
Deferred tax assets and liabilities [abstract]
Beginning balance	124,628	124,379
Credited / charged in the profit or loss	(18,104)	249
Other comprehensive income
Zero litigation
Business combination
Transfers
Ending balance	106,524	124,628
Other
Deferred tax assets and liabilities [abstract]
Beginning balance	646,326	828,173
Credited / charged in the profit or loss	(75,621)	(181,847)
Other comprehensive income
Zero litigation
Business combination
Transfers	(14,233)
Ending balance	556,472	646,326
Deferred Tax Assets
Deferred tax assets and liabilities [abstract]
Beginning balance	7,624,513	8,070,286
Credited / charged in the profit or loss	(883,957)	(594,181)
Other comprehensive income		146,538
Zero litigation		(41,093)
Business combination	(43,475)	42,963
Transfers	(14,233)
Ending balance	6,682,848	7,624,513
Effects on the formation of joint ventures
Deferred tax assets and liabilities [abstract]
Beginning balance	(167,196)	(103,992)
Credited / charged in the profit or loss	133,420	(63,204)
Other comprehensive income
Business combination
Transfers
Ending balance	(33,776)	(167,196)
Post-employment obligation
Deferred tax assets and liabilities [abstract]
Beginning balance	(4,810)	(4,641)
Credited / charged in the profit or loss	(5)	(169)
Other comprehensive income
Business combination
Ending balance	(4,815)	(4,810)
Intangible assets
Deferred tax assets and liabilities [abstract]
Beginning balance	(4,990,657)	(4,426,881)
Credited / charged in the profit or loss	88,578	126,999
Other comprehensive income
Business combination		(690,775)
Ending balance	(4,902,079)	(4,990,657)
Unrealized gains on derivatives
Deferred tax assets and liabilities [abstract]
Beginning balance	(369,763)	(299,965)
Credited / charged in the profit or loss	(30,909)	(69,798)
Other comprehensive income
Business combination
Ending balance	(400,672)	(369,763)
Property, plant and equipment
Deferred tax assets and liabilities [abstract]
Beginning balance	(531,081)	(456,093)
Credited / charged in the profit or loss	(308,799)	(74,988)
Other comprehensive income
Business combination
Transfers
Ending balance	(839,880)	(531,081)
Fair value adjustment
Deferred tax assets and liabilities [abstract]
Beginning balance	(801,022)	(281,784)
Credited / charged in the profit or loss	241,572	(519,238)
Other comprehensive income
Business combination
Transfers
Ending balance	(559,450)	(801,022)
Exchange rate variation - Loans and financing
Deferred tax assets and liabilities [abstract]
Beginning balance	2,669,489	1,292,954
Credited / charged in the profit or loss	(1,302,883)	1,376,535
Other comprehensive income
Zero litigation
Business combination
Transfers
Ending balance	1,366,606	2,669,489
Exchange rate variation - Loans and financing
Deferred tax assets and liabilities [abstract]
Beginning balance	(347)	(195,232)
Credited / charged in the profit or loss	(24,431)	194,885
Other comprehensive income
Business combination
Transfers
Ending balance	(24,778)	(347)
Provisions
Deferred tax assets and liabilities [abstract]
Beginning balance	(449,260)	(449,561)
Credited / charged in the profit or loss	107	301
Other comprehensive income
Business combination
Transfers
Ending balance	(449,153)	(449,260)
Others
Deferred tax assets and liabilities [abstract]
Beginning balance	(1,788,587)	(1,468,540)
Credited / charged in the profit or loss	(132,365)	(238,926)
Other comprehensive income	(16,290)	(45,513)
Business combination		(35,608)
Transfers	47,640
Ending balance	(1,889,602)	(1,788,587)
Deferred Tax Liabilities
Deferred tax assets and liabilities [abstract]
Beginning balance	(9,102,723)	(7,686,689)
Credited / charged in the profit or loss	(32,832)	(644,138)
Other comprehensive income	(16,290)	(45,513)
Business combination		(726,383)
Transfers	47,640
Ending balance	(9,104,205)	R$ (9,102,723)
Total deferred taxes recognized	R$ (2,421,357)